RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Schedule of Related Party Transactions
The table below details, on an aggregated basis, key management personnel compensation:

	2021	2020	2019
	£m	£m	£m
Compensation
Salaries and other short-term benefits	10	13	15
Post-employment benefits	—	—	—
Share-based payments	15	13	15
Total compensation	25	26	30

	2021	2020	2019
	million	million	million
Share option plans
At 1 January	—	—	—
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	—
At 31 December	—	—	—

	2021	2020	2019
	million	million	million
Share plans
At 1 January	117	101	84
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	19	46	46
Exercised/lapsed (includes entitlements of former key management personnel)	(62)	(30)	(29)
At 31 December	74	117	101
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2021	2020	2019
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	1	—	1
Repayments (includes loans of former key management personnel)	—	—	(1)
At 31 December	3	2	2

	2021	2020	2019
	£m	£m	£m
Deposits
At 1 January	10	23	20
Placed (includes deposits of appointed key management personnel)	26	25	44
Withdrawn (includes deposits of former key management personnel)	(25)	(38)	(41)
At 31 December	11	10	23